PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income/(loss)	$ (11,359,127)	$ 4,375,127
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	(3,194,035)	(3,960,397)
Cash at beginning of the period	2,970,199	1,510,484
Cash at end of the period	2,171,492	1,502,414
Parent | Reportable legal entity
Cash flows from operating activities
Net income/(loss)	(11,293,895)	4,330,267
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income/(loss) in subsidiaries	$ 11,293,895	$ (4,330,267)